Related party transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
Cost of sales	650,087	680,235	564,832
Selling, general and administrative expenses	1,008,324	901,364	695,084
Marketing expenses	121,384	114,802	85,147
Foreign exchange losses	(11,338)	(5,262)	(7,869)
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	1,946,647	1,904,549	1,492,840
Cost of sales	650,087	680,235	564,832
Selling, general and administrative expenses	1,008,324	901,364	695,084
Marketing expenses	121,384	114,802	85,147
Financial income/(expenses)	(25,967)	(30,839)	(41,026)
Foreign exchange losses	(11,338)	(5,262)	(7,869)
Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	10,407
Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	27,846
Associates
Disclosure of transactions between related parties [line items]
Revenues	62	3,324	35,526
Cost of sales	6,467	7,227	3,304
Selling, general and administrative expenses	65	1,003	6,457
Marketing expenses	0	0	0
Financial income/(expenses)	(5)	89	136
Foreign exchange losses	0	(14)	0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues	0	3,233	35,525
Cost of sales	0	288	0
Selling, general and administrative expenses	0	740	6,396
Marketing expenses	0	0	0
Financial income/(expenses)		(7)	136
Foreign exchange losses	0	0	0
Royalties		181	3,956
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	5	0
Cost of sales	5,782	4,782	3,304
Selling, general and administrative expenses	65	141	61
Marketing expenses	0	0	0
Financial income/(expenses)	0	96	0
Foreign exchange losses	0	0	0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	138	2,072	0
Selling, general and administrative expenses		122	0
Selling, general and administrative expense, adjusted	(4)
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange losses	0	(14)	0
Associates | Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	0	0	1
Cost of sales	0	0	0
Selling, general and administrative expenses	0	0	0
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange losses	0	0	0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	62	86	0
Cost of sales	547	85	0
Selling, general and administrative expenses	4	0	0
Marketing expenses	0	0	0
Financial income/(expenses)	(5)	0	0
Foreign exchange losses	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Revenues	14	4	8
Cost of sales	2,534	2,580	2,545
Selling, general and administrative expenses	4,187	4,100	3,638
Marketing expenses	2,106	2,072	0
Financial income/(expenses)	(744)	(545)	(490)
Foreign exchange losses	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	6	25	23
Cost of sales	13,398	14,209	14,785
Selling, general and administrative expenses		14	52
Selling, general and administrative expense, adjusted	(1)
Marketing expenses	0	0	0
Financial income/(expenses)	0		0
Foreign exchange losses	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	1,730	1,650	1,692
Selling, general and administrative expenses	3,160	3,100	1,415
Marketing expenses	0	0	0
Financial income/(expenses)	(1,708)	(310)	(13)
Foreign exchange losses	0	(8)	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	70	64	195
Cost of sales	55	35	262
Selling, general and administrative expenses	261	210	81
Marketing expenses	67	32	0
Financial income/(expenses)	(1)	(1)	0
Foreign exchange losses	0	(1)	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	0	0
Selling, general and administrative expenses	0	0
Selling, general and administrative expense, adjusted			(16)
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange losses	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Revenues	341	195	1
Cost of sales	5,632	5,827	6,086
Selling, general and administrative expenses	1,311	614	33
Marketing expenses	39	6	0
Financial income/(expenses)	4	3	(8)
Foreign exchange losses	0	0	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	0	0
Selling, general and administrative expenses	559	3,108	0
Marketing expenses	0	0	0
Financial income/(expenses)	(1,519)	(1,522)	0
Foreign exchange losses	(1,746)	350	0
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	0	0
Selling, general and administrative expenses	2,754	3,038	2,563
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange losses	0	0	0
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Revenues	493	3,612	35,753
Cost of sales	29,816	31,528	28,674
Selling, general and administrative expenses	12,296	15,187	14,223
Marketing expenses	2,212	2,110	0
Financial income/(expenses)	(3,973)	(2,286)	(375)
Foreign exchange losses	€ (1,746)	€ 327	€ 0